Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Changes in intangible assets and goodwill [abstract]
Intangible assets	Intangible assets are composed as follows:

	December 31, 2022
	Cost	Accumulated amortization	Net

Expenditures related to software and technology (i)	2,904,505	(1,155,187)	1,749,318
Software licenses	257,096	(97,698)	159,398
Goodwill (ii)	209,908	—	209,908
Other	67,768	(27,619)	40,149
	3,439,277	(1,280,504)	2,158,773

	December 31, 2021
	Cost	Accumulated amortization	Net

Expenditures related to software and technology (i)	2,016,541	(772,804)	1,243,737
Software licenses	196,854	(53,129)	143,725
Goodwill (ii)	209,908	—	209,908
Other	67,768	(14,962)	52,806
	2,491,071	(840,895)	1,650,176

(i)The PagSeguro Group capitalizes expenses incurred with the development of platforms, which are amortized over their useful lives of approximately five years.
(ii)The balances comprise the goodwill arising from the acquisition of the companies Biva, BancoSeguro, Yamí, Zygo, Moip and Concil.

Disclosure of goodwill [text block]
The goodwill is allocated to the Cash Generating Units (CGUs) in each of the acquired companies that generated the goodwill and is demonstrated below:

	December 31,
	2022	2021

Moip	148,218	148,218
Concil	20,731	20,731
Biva Serviços	14,627	14,627
Banco Seguro	12,612	12,612
Boa Compra	6,570	6,570
Zygo	5,768	5,768
Yami	1,382	1,382
Total	209,908	209,908

The changes in cost and accumulated amortization
b)    The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology	Software licenses	Goodwill	Other	Total

On December 31, 2020
Cost	1,319,061	103,256	169,667	62,786	1,654,770
Accumulated amortization	(501,319)	(29,060)	—	(771)	(531,150)
Net book value	817,742	74,196	169,667	62,015	1,123,620
On December 31, 2021
Cost	697,480	93,597	40,241	4,983	836,301
Additions (i)	715,382	97,103	40,589	4,983	858,057
Disposals	(18,167)	(3,645)	(348)	—	(22,160)
Acquisition of subsidiary	265	139	—	—	404
Amortization	(271,485)	(24,068)	—	(14,192)	(309,745)
Amortization	(278,220)	(24,290)	—	(14,192)	(316,702)
Disposals	6,735	222	—	—	6,957
Net book value	1,243,737	143,725	209,908	52,806	1,650,176

On December 31, 2021
Cost	2,016,541	196,854	209,908	67,768	2,491,071
Accumulated amortization	(772,804)	(53,129)	—	(14,962)	(840,895)
Net book value	1,243,737	143,725	209,908	52,806	1,650,176
On December 31, 2022
Cost	887,964	60,242	—	—	948,206
Additions (i)	979,734	60,603	—	—	1,040,337
Disposals (ii)	(91,770)	(361)	—	—	(92,131)
Amortization	(382,383)	(44,569)	—	(12,657)	(439,609)
Amortization	(430,358)	(44,903)	—	(12,657)	(487,918)
Disposals	47,975	334	—	—	48,309
Net book value	1,749,318	159,398	—	40,149	2,158,773
On December 31, 2022
Cost	2,904,505	257,096	209,908	67,768	3,439,277
Accumulated amortization	(1,155,187)	(97,698)	—	(27,619)	(1,280,504)
Net book value	1,749,318	159,398	209,908	40,149	2,158,773

(i)    Refers to several and diverse expenditures with software and technology, mainly related to customer experience functionalities, such as, digital payment and digital banking account. Goodwill recorded in business combinations in 2021 are related to Concil and MOIP acquisitions.
(ii)    The net book value of disposals is R$43,822 of which R$92,131 are cost and R$48,309 are accumulated amortization. During the year ended December 31, 2022, the Company revised some softwares originated from acquired companies and observed no future economic benefit is expected from them, resulting in the write off of some related softwares in the net book value of R$40,213 (R$86,835 are costs and R$46,622 are accumulated amortization).